Balance Sheets (Parenthetical) - ¥ / shares ¥ / shares in Thousands	Sep. 30, 2025	Sep. 30, 2024
Statement of Financial Position [Abstract]
Common stock, par value	¥ 0	¥ 0
Common stock, shares authorized	4,615,224	3,057,848
Common stock, shares issued	1,153,806	764,462
Common stock, shares outstanding	1,153,806	764,462